Note 30 - Fees Paid to the Company's Principal Accountant (Tables)	12 Months Ended
Dec. 31, 2020
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]
(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2020	2019	2018
Audit fees	3,781	3,846	3,841
Audit-related fees	134	50	43
Tax fees	102	7	-
All other fees	-	1	7
Total	4,017	3,904	3,891